COMMITMENTS - Contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingencies line items
Principal repayments on loan facility	$ 262,625	$ 463,920	$ 554,296
Decommissioning and restoration provision	25,956	21,239	18,947
Lease obligations	9,367	15,087
Purchase commitments	5,799
Short-term lease commitments	466
Total	322,223
1 year
Contingencies line items
Decommissioning and restoration provision	539
Lease obligations	5,320	6,549
Purchase commitments	5,799
Short-term lease commitments	466
Total	84,926
2-3 years
Contingencies line items
Decommissioning and restoration provision	49
Lease obligations	3,755	6,689
Total	211,637
4-5 years
Contingencies line items
Lease obligations	292	1,849
Total	292
More than 5 years
Contingencies line items
Decommissioning and restoration provision	25,368
Total	25,368
Loan facility
Contingencies line items
Principal repayments on loan facility	171,334
Interest payments on loan facility	5,937
Loan facility | 1 year
Contingencies line items
Principal repayments on loan facility	66,667
Interest payments on loan facility	3,885
Loan facility | 2-3 years
Contingencies line items
Principal repayments on loan facility	104,667
Interest payments on loan facility	2,052
Revolving facility
Contingencies line items
Principal repayments on loan facility	37,378	178,439	225,363
Convertible notes
Contingencies line items
Principal repayments on loan facility	93,302	$ 87,718	$ 82,150
Repayment of convertible notes	103,364
Convertible notes | 1 year
Contingencies line items
Repayment of convertible notes	2,250
Convertible notes | 2-3 years
Contingencies line items
Repayment of convertible notes	$ 101,114